Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Debt Instrument [Line Items]
Retained earnings available for dividends	$ 11,103,000
Note Payable December 1, 2015 [Member]
Debt Instrument [Line Items]
Unsecured term note	$ 5,000,000
Fixed rate related to interest rate swap	5.79%
Derivative maturity date	Dec. 01, 2015